Document and Entity Information	12 Months Ended
Dec. 31, 2021
Cover page.
Document Type	POS AM
Entity Registrant Name	Butterfly Network, Inc.
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001804176
Amendment Flag	true
Amendment Description	Amendment No. 2